Commitments and contingencies	3 Months Ended
Mar. 31, 2018
Disclosure Text Block [Abstract]
Commitments Disclosure [Text Block]
16	Commitments and contingencies

As at March 31, 2018, the Company had the following commitments:

	Total	Less than 1 year	1 - 3 years	3- 5 years	More than 5 years
Lease commitments	$529	$111	$349	$69	$-

Under the terms of the Amended Sandstorm Agreement, the Company may be subject to a contingent liability if certain events occur (Note 9).